Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	€ 819
Net benefit liability (asset) at end of year	786	€ 819
Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	301
Net benefit liability (asset) at end of year	341	301
Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	518
Net benefit liability (asset) at end of year	445	518
Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	227
Net benefit liability (asset) at end of year	177	227
Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	129
Net benefit liability (asset) at end of year	142	129
FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	162
Net benefit liability (asset) at end of year	126	162
Present value of benefit liabilities
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	1,451	1,848
Current service cost	67	69
Interest cost/income	29	26
Remeasurements:	(199)	(135)
- actuarial (gains) losses due to changes in demographic assumptions	7	(9)
- actuarial (gains) losses due to changes in financial assumptions	(228)	(107)
- experience (gains) losses	22	(19)
Past service cost and (gains) losses settlements	127	107
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(153)	(139)
Currency translation differences and other changes	(35)	(326)
Net defined benefit liability (asset) at end of year	1,288	1,451
Present value of benefit liabilities | Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	301	268
Current service cost	52	49
Interest cost/income	1
Remeasurements:	(22)	(11)
- actuarial (gains) losses due to changes in demographic assumptions	(2)	(1)
- actuarial (gains) losses due to changes in financial assumptions	(15)	2
- experience (gains) losses	(5)	(12)
Past service cost and (gains) losses settlements	127	107
Benefits paid	(87)	(56)
Currency translation differences and other changes	(31)	(56)
Net defined benefit liability (asset) at end of year	341	301
Present value of benefit liabilities | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	1,150	1,580
Current service cost	15	20
Interest cost/income	28	26
Remeasurements:	(177)	(124)
- actuarial (gains) losses due to changes in demographic assumptions	9	(8)
- actuarial (gains) losses due to changes in financial assumptions	(213)	(109)
- experience (gains) losses	27	(7)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(66)	(83)
Currency translation differences and other changes	(4)	(270)
Net defined benefit liability (asset) at end of year	947	1,150
Present value of benefit liabilities | Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	227	258
Current service cost	1	1
Interest cost/income	2	1
Remeasurements:	(26)
- actuarial (gains) losses due to changes in demographic assumptions		(1)
- actuarial (gains) losses due to changes in financial assumptions	(34)	(1)
- experience (gains) losses	8	2
Benefits paid	(28)	(36)
Currency translation differences and other changes	1	3
Net defined benefit liability (asset) at end of year	177	227
Present value of benefit liabilities | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	761	1,140
Current service cost	11	16
Interest cost/income	24	24
Remeasurements:	(118)	(118)
- actuarial (gains) losses due to changes in demographic assumptions	9	(3)
- actuarial (gains) losses due to changes in financial assumptions	(144)	(111)
- experience (gains) losses	17	(4)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(30)	(39)
Currency translation differences and other changes	(5)	(263)
Net defined benefit liability (asset) at end of year	644	761
Present value of benefit liabilities | FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	162	182
Current service cost	3	3
Interest cost/income	2	1
Remeasurements:	(33)	(6)
- actuarial (gains) losses due to changes in demographic assumptions		(4)
- actuarial (gains) losses due to changes in financial assumptions	(35)	3
- experience (gains) losses	2	(5)
Benefits paid	(8)	(8)
Currency translation differences and other changes		(10)
Net defined benefit liability (asset) at end of year	126	162
Plan assets
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	633	648
Interest cost/income	18	12
Return on plan assets	(117)	(5)
Past service cost and (gains) losses settlements	(1)
Plan contributions:	14	15
- employee contributions	1	1
- employer contributions	13	14
Benefits paid	(21)	(28)
Currency translation differences and other changes	(23)	(9)
Net benefit liability (asset) at end of year	503	633
Plan assets | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	633	648
Interest cost/income	18	12
Return on plan assets	(117)	(5)
Past service cost and (gains) losses settlements	(1)
Plan contributions:	14	15
- employee contributions	1	1
- employer contributions	13	14
Benefits paid	(21)	(28)
Currency translation differences and other changes	(23)	(9)
Net benefit liability (asset) at end of year	503	633
Plan assets | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	633	648
Interest cost/income	18	12
Return on plan assets	(117)	(5)
Past service cost and (gains) losses settlements	(1)
Plan contributions:	14	15
- employee contributions	1	1
- employer contributions	13	14
Benefits paid	(21)	(28)
Currency translation differences and other changes	(23)	(9)
Net benefit liability (asset) at end of year	503	633
Asset ceiling
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	1	1
Net benefit liability (asset) at end of year	1	1
Asset ceiling | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	1	1
Net benefit liability (asset) at end of year	1	1
Asset ceiling | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	1	1
Net benefit liability (asset) at end of year	€ 1	€ 1